Income tax and social contribution	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Income tax and social contribution

20.	Income tax and social contribution

Current income tax and social contribution

Current income tax and social contribution assets and liabilities for the current and prior years are measured at the amount expected to be recovered from or paid to the tax authorities. The tax rates and tax laws used to calculate taxes are those enacted or substantially enacted at the balance sheet date.

Income taxes comprise Corporate Income Tax (“IRPJ”) and Social Contribution on Net Income (“CSLL”), calculated based on taxable income, at the statutory rates set forth in the legislation in force: 15% on taxable income plus an additional 10% on annual taxable income exceeding R$240,000 for IRPJ, and 9% for CSLL, and it is paid by each legal entity. According to tax legislation in Brazil there is not a Group´s Corporate Tax Return, and each legal entity have its own tax obligations. After an unfavorable decision by the STF, in February 2023, regarding the limits of the res judicata, with modulation for the application of its effects from September 2007, the Company becomes a Social Contribution taxpayer from the rate of 9%, which must be added to the Income Tax rate of 25% to make a total of 34%.

Deferred income tax and social contribution

Deferred income tax and social contribution assets are recognized for all future deductible temporary differences and unused tax loss carryforwards to the extent that it is probable that taxable income will be available to be compensated against these temporary differences and unused tax loss carryforwards, except where the deferred income tax and social contribution assets relating to the deductible temporary difference arise from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither accounting profit nor tax income or losses.

Deferred income tax and social contribution liabilities are recognized for all future taxable temporary differences, except when the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction other than a business combination and which, at the time of the transaction, affects neither accounting profit nor tax losses.

With respect to deductible temporary differences associated with investments in subsidiaries and associates, deferred income tax and social contribution are recognized only to the extent that it is probable that these temporary differences will reverse in the foreseeable future and taxable income will be available against which the temporary differences can be utilized.

The carrying amount of deferred income tax and social contribution assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable income will be available to allow all or part of these assets to be utilized. Unrecognized deferred income tax and social contribution assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that future taxable income will allow these assets to be recovered.

Deferred income tax and social contribution assets and liabilities are measured at the tax rates that are expected to apply when the asset is realized or the liability is settled, based on the tax rates (and tax laws) that have been enacted or substantively enacted at the reporting period.

Deferred taxes related to items directly recognized in equity are also recognized in equity and not in the Statements of Income.

Deferred income tax and social contribution assets and liabilities are offset if there is a legal or contractual right to offset tax assets against income tax liabilities and relates to the same taxpayer entity and to the same tax authority.

In virtue of nature and complexity of the Group's businesses, the differences between the actual results and the assumptions adopted, or the future changes to these assumptions, may result in future adjustments to tax revenues and expenses already recorded. The Company and its subsidiaries set up provisions, based on reasonable estimates, for taxes due. The value of these provisions is based on several factors, such as the experience of previous inspections and the different interpretations of tax regulations by the taxpayer and the responsible tax authority. These differences in interpretation can refer to a wide variety of issues, depending on the conditions in force at the home of the respective entity.

20.1	Income tax and social contribution.

	2023	2022

Provision for income tax and social contribution payable	2	51
Uncertain income tax and social contribution	223	-
Special Federal Program (i)	127	-
	352	51

Current liabilities	82	51
Non-current liabilities	270	-

(i)	Company decided to include CSLL debts in the Special Federal Program (established by Law No. 14,740, of November 29, 2023, and regulated by RFB Normative Instruction No. 2,168, of December 28, 2023) which granted benefits such as reduction in fines and interest, in addition to the possibility of payment using tax losses and a negative CSLL basis, as well as payment in up to 48 installments. The gains arising from these discounts will not be taxed by IRPJ/CSLL/PIS/COFINS as provided in the legislation.

Uncertainty over income tax treatments

In compliance with IFRIC23/ICPC22 - Uncertainty over the Treatment of Income Tax, the Company has administrative and legal disputes with federal tax authorities, which are related to uncertain treatments adopted in the calculation of income tax and social contribution on net income. Based on the internal assessment and that of the legal advisors, the tax treatment adopted by the Company is adequate and for this reason they are classified as more likely than not.

IRPJ, CSLL - GPA has a series of assessments relating to offsetting processes, divergences in payments and overpayments; fines for non-compliance with ancillary obligations, nullities in the assessment, among others of lesser importance. The amount involved is equivalent to R$512 on December 31, 2023 (R$595 on December 31, 2022).

The Company has lawsuits relating to the collection of differences in the payment of IRPJ and CSLL, which, in the assessment of management and its legal advisors, the Company is entitled to indemnification from its former and current shareholders, allegedly due in relation to the calendar years 2007 to 2013, on the grounds that there was an improper deduction of goodwill amortization. The amount involved is R$2,425 on December 31, 2023 (R$1,922 on December 31, 2022).

20.2	Income tax and social contribution effective rate reconciliation

	2023	2022	2021

Income (loss) before income tax and social contribution (Continued operations)	(332)	(1,315)	(570)
Credit (expense) of Income tax and social contribution expense at the nominal rate	113	447	143
Tax penalties	(27)	(10)	(14)
Share of profit of associates	261	(51)	(14)
Interest on own capital	-	24	114
Tax benefits	4	11	4
Tax credits (*)	144	113	143
Subsidy for investments (**)	-	138	427
Tax on results earned abroad	-	(9)	(7)
Provision for non-realization of tax losses	-	-	(51)
Recognition of negative bases (***)	305	(180)	-
Deferred taxes not recognized on tax losses(****)	(400)	-	-
Other permanent differences	18	(29)	(20)
Effective income tax and social contribution expense	418	454	725

Credit (expense) income tax and social contribution expense for the year:
Current	(193)	174	192
Deferred	611	280	533
Credit (expense) income tax and social contribution expense	418	454	725
Effective rate	125.90%	34.52%	127.19%
(*)	In September 2021, the Federal Supreme Court (STF) ruled, in terms of general repercussion, for the unconstitutionality of the collection of IRPJ and CSLL on amounts related to Selic interest arising from tax overpayments.
(**)	Certain Company operations benefit from state tax incentives which, pursuant to article 30 of Law No. 12,973/14 and Complementary Law No. 160/17, could be characterized as investment subsidies.
(***)	As mentioned in notes 20 and 21, the STF decided by the limits of the res judicata leading the Company to be subject to a global rate of 34% for income tax and CSLL. Thus, the effects above represent: i) the effect of the contingency recorded on the matter, and ii) the estimate of the balances of negative basis (net operating losses) of CSLL and taxes on profits abroad considering the new rate. In 2023, the Company and its advisors assessed the probability of incurring a fine and interest for non-payment of the CSLL and proceeded with the reversal in the amount of R$305.
(****)	The Company ceased recording the tax loss credit in the second quarter of 2023. On December 31, 2023, the Company's management prepared an assessment of the feasibility of realizing the deferred tax asset in the future, considering the probable capacity to generate taxable profits, in the context of the main variables of its business. This study was prepared based on information extracted from the strategic planning report previously approved by the Company's Board of Directors. Based on this assessment, the Company recorded a write-off of R$268 on the deferred income tax and social contribution balances.

20.3	Breakdown of deferred income tax and social contribution

	2023			2022
	Asset	Liability	Net	Asset	Liability	Net

Tax losses and negative basis of social contribution	995	-	995	987	-	987
Provision for risks	783	-	783	723	-	723
Goodwill tax amortization	-	(381)	(381)	-	(381)	(381)
Mark-to-market adjustment	-	(8)	(8)	-	(14)	(14)
Fixed assets, tradename and investment property	-	(330)	(330)	-	(322)	(322)
Unrealized gains with tax credits	-	(366)	(366)	-	(393)	(393)
Leasing / (right of use)	1,431	(1,110)	321	1,328	(1,055)	273
Other	64	-	64	49	-	49
Deferred income tax and social contribution	3,273	(2,195)	1,078	3,087	(2,165)	922

Off-set assets and liabilities	(2,195)	2,195	-	(2,165)	2,165
Deferred income tax and social contribution assets/(liabilities), net	1,078	-	1,078	922	-	922

Management has assessed the future realization of deferred tax assets, considering the projections of future taxable income. This assessment was based on information from the strategic planning report previously approved by the Group’s Board of Directors. The amount is substantially impacted by effects of leases (right of use) once the realization of liability is not considered in the table below.

The Company estimates the recovery of the deferred tax assets as follows:

Up to one year	242
From 1 to 2 years	322
From 2 to 3 years	258
From 3 to 4 years	302
From 4 to 5 years	319
Above 5 years	1,830
3,273

20.4	Movement in deferred income tax and social contribution

	2023	2022	2021
Opening balance	922	(354)	(1,034)
Credit (expense) for the year – Continuing operations	611	280	533
Credit (expense) for the year - Discontinued operations	(24)	(851)	143
Exchange rate changes	-	231	13
Assets held for sale or distribution and discontinued operations	101	1,016	-
Other	-	-	(9)
Recognition of Negative Base - CSLL	(305)	600	-
Fair value - exchange of shares	-	(227)	-
Liabilities related to assets held for sale or distribution	(227)	227	-
At the end of the period	1,078	922	(354)